Schedule of Warrants Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Warrants, Opening Balance	23,852,600	50,626,581
Weighted average exercise price of Warrants outstanding, Opening Balance	$ 0.19	$ 0.20
Finders' warrants		2,864,850
Weighted average exercise price of Warrants outstanding, Finders' warrants		$ 0.20
Exercised	(21,367,800)	(27,182,726)
Weighted average exercise price of Warrants outstanding, Exercised	$ 0.18	$ 0.19
Expired	(524,800)	(2,456,105)
Weighted average exercise price of Warrants outstanding, Expired	$ 0.21	$ 0.25
Warrants, Closing Balance	1,960,000	23,852,600
Weighted average exercise price of Warrants outstanding, Closing Balance	$ 0.25	$ 0.19